Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD [Member] USD ($)	Share capital [Member] USD [Member] EUR (€)	Share premium [Member] EUR (€)	Share premium [Member] USD [Member] USD ($)	Share premium [Member] USD [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] USD [Member] USD ($)	Retained earnings (accumulated deficit) [Member] USD [Member] EUR (€)	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD [Member] USD ($)	Treasury shares [Member] USD [Member] EUR (€)	Translation reserve from Foreign Operations [Member] EUR (€)	Translation reserve from Foreign Operations [Member] USD [Member] USD ($)	Translation reserve from Foreign Operations [Member] USD [Member] EUR (€)	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD [Member] USD ($)	Hedging Reserve [Member] USD [Member] EUR (€)	Transaction reserve with non-controlling Interests EUR (€)	Transaction reserve with non-controlling Interests USD [Member] USD ($)	Transaction reserve with non-controlling Interests USD [Member] EUR (€)	Total [Member] EUR (€)	Total [Member] USD [Member] USD ($)	Total [Member] USD [Member] EUR (€)	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD [Member] USD ($)	Non-controlling Interests [Member] USD [Member] EUR (€)	EUR (€)	USD [Member] USD ($)	USD [Member] EUR (€)
Balance at Dec. 31, 2016	€ 19,980			€ 58,334			€ 5,816			€ (1,722)			€ 2,664									€ 85,072			€ (701)			€ 84,371
Statement Line Items [Line Items]
Profit (Loss) for the year							(6,115)															(6,115)			(526)			(6,641)
Other comprehensive loss for the year													(445)			138						(307)			86			(221)
Total comprehensive loss for the year							(6,115)						(445)			138						(6,422)			(440)			(6,862)
Own shares acquired										(14)												(14)						(14)
Share-based payments				5																		5						5
Balance at Dec. 31, 2017	19,980			58,339			(299)			(1,736)			2,219			138						78,641			(1,141)			77,500
Statement Line Items [Line Items]
Profit (Loss) for the year							1,057															1,057			(453)			604
Other comprehensive loss for the year													(823)			(365)						(1,188)			36			(1,152)
Total comprehensive loss for the year							1,057						(823)			(365)						(131)			(417)			(548)
Share-based payments				5																		5						5
Balance at Dec. 31, 2018	19,980	$ 22,420		58,344	$ 65,472		758	$ 851		(1,736)	$ (1,948)		1,396	$ 1,567		(227)	$ (255)					78,515	$ 88,107		(1,558)	$ (1,748)		76,957	$ 86,359
Statement Line Items [Line Items]
Profit (Loss) for the year							12,060	13,533														12,060	13,533		(2,276)	(2,555)		9,784	10,978
Other comprehensive loss for the year													2,960	3,322		(846)	(950)					2,114	2,372		(857)	(962)		1,257	1,410
Total comprehensive loss for the year							12,060	13,533					2,960	3,322		(846)	(950)					14,174	15,905		(3,133)	(3,517)		11,041	12,388
Sale of shares in subsidiaries to non-controlling interests																			5,439		€ 6,104	5,439		€ 6,104	5,374		€ 6,031	10,813		€ 12,135
Buy/Purchase of shares in subsidiaries from non-controlling interests																			667		€ 748	667		€ 748	254		€ 285	921		€ 1,033
Issuance of ordinary shares	2,010	2,256		5,797	6,505																	7,807	8,761					7,807	8,761
Options exercise	8	9		11	12																	19	21					19	21
Share-based payments				8	9																	8	9					8	9
Balance at Dec. 31, 2019	€ 21,998	$ 24,685		€ 64,160	$ 71,998		€ 12,818	$ 14,384		€ (1,736)	$ (1,948)		€ 4,356	$ 4,889		€ (1,073)	$ (1,205)		€ 6,106	$ 6,852		€ 106,629	$ 119,655		€ 937	$ 1,051		€ 107,566	$ 120,706